ACCOUNTS PAYABLE (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
ACCOUNTS PAYABLE [Abstract]
Game license fees payable	$ 11,730,997	$ 13,246,572
Fees payable to content and channel providers	1,810,868	5,075,274
Royalty fees payable	13,580,816	11,622,820
Fees payable to mobile operators	405,702	968,382
Others	546,280	686,269
Total	$ 28,074,663	$ 31,599,317